Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies & Practices Related to the Grant of Certain Equity Awards Close In Time to the Release of Material Non-Public Information
Although we have granted stock options in the past, we do not currently grant stock options or similar instruments with option-like features. Accordingly, we have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.